Segments Results (Tables)	9 Months Ended
Sep. 30, 2013
Segments Results [Abstract]
Schedule Of Components Of Results Of Operations By Segment
The following Tables show components of results of operations by segment:

Nine months ended September 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$8,011	$81,307	$89,318

Gross income	$1,660	$20,242	$21,902

Sales and marketing			6,940
General and administration			8,745

Operating income			$6,217

Financial expenses net			(326)

Income before taxes on income			$5,891

Depreciation and amortization	$236	$6,448	$6,684

Nine months ended September 30, 2012 (unaudited):
	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$6,434	$77,601	$84,035

Gross income	$894	$18,891	$19,785
			5,269
Sales and marketing			7,519
General and administration

Operating income			$6,997

Financial income net			1,202

Income before taxes on income			$8,199

Depreciation and amortization	$251	$6,426	$6,677

Three months ended September 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,731	$27,844	$30,575

Gross income	$514	$6,974	$7,488

Sales and marketing			2,410
General and administration			3,546

Operating income			$1,532

Financial income net			(57)

Income before taxes on income			$1,475

Depreciation and amortization	$76	$2,314	$2,390

Three months ended September 30, 2012 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,305	$26,203	$28,508

Gross income	$382	$6,602	$6,984

Sales and marketing			1,922
General and administration			2,494

Operating income			$2,568

Financial income net			822

Income before taxes on income			$3,390

Depreciation and amortization	$83	$2,158	$2,241

Year ended December 31, 2012 (audited)

	Mobile Satellite Services	Content management and distribution services	Total
Total revenue	$8,956	$104,444	$113,400

Gross income	$1,587	$25,560	$27,147

Sales and marketing			7,388
General and administration			10,106

Operating income			$9,653

Financial income net			1,521

Income before taxes on income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Schedule Of Revenues By Geographic Areas
Revenue by geographic areas
					Year ended
	Nine months ended September 30		Three months ended September 30		December 31
	2013	2012	2013	2012	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(audited)

North America	$26,987	$24,028	$9,085	$8,186	$32,844
Europe	35,805	35,600	12,615	12,151	48,325
Asia	9,892	7,892	3,565	2,773	10,578
Israel	6,898	6,803	2,121	2,212	8,908
Middle East (other than Israel)	6,852	7,740	2,142	2,447	10,006
Rest of the world	2,884	1,972	1,047	739	2,739

	$89,318	$84,035	$30,575	$28,508	$113,400